Capital Group Equity ETF Trust I

6455 Irvine Center Drive

Irvine, California 92618

March 13, 2025

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital Group Equity ETF Trust I

On behalf of Capital Group Equity ETF Trust I (the “Trust”), we hereby file Post-Effective Amendment No. 1 (the “Amendment”) under the Investment Company Act of 1940 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 of the Securities Act of 1933 for the purpose of adding Capital Group U.S. Large Growth ETF and Capital Group U.S. Large Value ETF (collectively, the “New Funds”) as additional series of the Trust.

We hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that the Amendment be given a selective review. The disclosures in the Amendment are not substantially different from the Trust’s initial Registration Statement that was recently reviewed and declared effective by the SEC staff (the “Prior Filing”)[1], except for the investment objective, strategies and risks and other relevant information for the New Funds, certain changes made to the Prior Filing in response to SEC staff comments and other non-material updates. Like the initial series of the Trust, each New Fund is an exchange-traded fund and is managed by the same investment adviser. We believe the following sections of the Amendment that are specific to the New Funds contain changes that warrant SEC staff attention:

·	The sections entitled “Capital Group U.S. Large Growth ETF” and “Capital Group U.S. Large Value ETF” in the prospectus;
·	The sections entitled “Investment objective, strategies and risks—Capital Group U.S. Large Growth ETF”, “Investment objective, strategies and risks—Capital Group U.S. Large Value ETF, and “The Capital SystemTM” in the prospectus; and
·	The sections entitled “Certain investment limitations and guidelines—Capital Group U.S. Large Growth ETF”, “Certain investment limitations and guidelines—Capital Group U.S. Large Value ETF”, “Management of the trust”, and “Creation and redemption of creation units” in the SAI.

1 The Trust’s Registration Statement was declared effective by the SEC on January 8, 2025 (SEC Accession No. 0001104659-25-001924).

We propose that the Amendment become effective on May 30, 2025, and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of Rule 485 prior to May 30, 2025 in order to update certain data and information for the New Funds.

If you have any questions about the enclosed, please contact me at (213) 615-0047.

Sincerely,

/s/ Joshua R. Diggs

Joshua R. Diggs

Enclosure